Notes Payable (Details Narrative 1)				1 Months Ended			12 Months Ended
	Sep. 02, 2016 USD ($)	Sep. 02, 2016 shares	Aug. 31, 2016 USD ($) shares	Aug. 31, 2016 USD ($) shares	Jun. 30, 2016 USD ($) shares	Nov. 30, 2010 USD ($) Directors shares	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Mar. 31, 2017 USD ($)
Debt Instrument [Line Items]
Common stock fair value						$ 2,775,300
Unamortized discount							$ 2,424,457		$ 2,330,367
Reduction in warrants from debt conversions							(1,207,813)
First Amendments [Member]
Debt Instrument [Line Items]
Fair value					$ 820,000
First Amendments [Member] | 12% Junior Secured Notes Payable 2014 [Member]
Debt Instrument [Line Items]
Debt face amount					$ 1,500,000
Number of warrants issued | shares					11,250
Second Amendment (2016 PIPE) [Member]
Debt Instrument [Line Items]
Reduction in warrants from debt conversions	$ 1,207,813
Second Amendment (2016 PIPE) [Member] | 12% Junior Secured Notes Payable 2014 [Member]
Debt Instrument [Line Items]
Number of warrants issued | shares				13,125
Officer [Member]
Debt Instrument [Line Items]
Number of unit issued | shares						22,068
Number of officers and directors | Directors						4
Value of unit issued | shares						247,164
Non-Employee Directors [Member]
Debt Instrument [Line Items]
Number of unit issued | shares						14,180
Number of officers and directors | Directors						3
Value of unit issued | shares						158,816
2010 Junior Secured Notes Payable [Member]
Debt Instrument [Line Items]
Description of unit						Units consisting of a junior secured note (the “2010 Secured Notes”) and one share of the Company’s common stock.
Number of unit issued | shares						267,857
Debt face amount						$ 3,000,000
Stated interest rate						3.50%
Description of collateral terms

Collateralized by a security interest in the assets of the Company, which security interest is junior and subordinate to the security interests that collateralize the Brainlab Note and the 2014 Secured Notes.

Description of payment terms						Interest on the 2010 Secured Notes will be due and payable in a single payment upon maturity.
Unamortized discount						$ 2,775,300	$ 2,302,472	$ 2,535,230	$ 2,221,936
Interest expense terms						10-year term of the notes using the effective interest method.
Proceeds from debt issuance						$ 3,000,000
Maturity date						Nov. 30, 2020
New Brainlab Note [Member] | First Amendments [Member]
Debt Instrument [Line Items]
Debt face amount					$ 500,000
Number of warrants issued | shares					34,957
New Brainlab Note [Member] | Non-Employee Directors [Member] | First Amendments [Member]
Debt Instrument [Line Items]
Debt face amount					$ 3,000,000
Secured Notes 2014 [Member] | First Amendments [Member]
Debt Instrument [Line Items]
Debt face amount					$ 1,500,000
Number of warrants issued | shares					11,250
Secured Notes 2014 [Member] | Second Amendment (2016 PIPE) [Member]
Debt Instrument [Line Items]
Number of unit issued | shares		350,000
Debt face amount			$ 1,750,000	$ 1,750,000
Fair value			$ 933,000	$ 933,000
Number of warrants issued | shares			13,125